Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000015677 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015677 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015677 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000015677 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015677 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015677 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015677 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015677 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015677 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015677 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015677 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000015677 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000015677 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000015677 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015677 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015677 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015677 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015677 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015677 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015677 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015677 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015677 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000015677 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015677 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015677 | AssetPut Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015677 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015680 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015680 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015680 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000015680 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015680 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015680 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015680 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015680 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015680 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015680 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015680 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000015680 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000015680 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000015680 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015680 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015680 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015680 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015680 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015680 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015680 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015680 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015680 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000015680 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015680 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015680 | AssetPut Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015680 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148203 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000148203 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000148203 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000148203 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000148203 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000148203 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148203 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000148203 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148203 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148203 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148203 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000148203 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000148203 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000148203 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000148203 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000148203 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148203 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148203 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148203 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148203 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148203 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148203 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000148203 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148203 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148203 | AssetPut Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148203 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015682 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015682 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015682 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000015682 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015682 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015682 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015682 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015682 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015682 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015682 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015682 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000015682 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000015682 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000015682 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015682 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015682 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015682 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015682 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015682 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015682 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015682 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015682 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000015682 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015682 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015682 | AssetPut Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015682 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015683 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000015683 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000015683 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000015683 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015683 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015683 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015683 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015683 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015683 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015683 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015683 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000015683 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000015683 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000015683 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015683 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000015683 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015683 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015683 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015683 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015683 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015683 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015683 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000015683 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000015683 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015683 | AssetPut Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000015683 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%